Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Voyage Revenues from Top Customers
The following table presents voyage revenues and percentage of consolidated voyage revenues for the Partnership’s customers who accounted for 10% or more of the Partnership's consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Ras Laffan Liquefied Natural Gas Company Ltd. (i)	$70.3 or 18%	$70.1 or 18%	$69.8 or 17%
Shell Spain LNG S.A.U. (i),(ii)	$48.2 or 12%	$48.5 or 12%	$51.8 or 13%
The Tangguh Production Sharing Contractors (i)	$44.4 or 11%	$44.9 or 11%	$44.3 or 11%

(i)	Liquefied gas segment.

(ii)
Shell Spain LNG S.A.U. acquired the charter contracts from Repsol YPF, S.A. in March 2014. The voyage revenues in 2014 consisted of the voyage revenues from both customers relating to the same charter contract.

Segment Reporting Information
The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2016
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	336,530	59,914	396,444
Voyage expenses	(449)	(1,207)	(1,656)
Vessel operating expenses	(66,087)	(22,503)	(88,590)
Depreciation and amortization	(80,084)	(15,458)	(95,542)
General and administrative expenses(i)	(15,310)	(3,189)	(18,499)
Write-down and loss on sale of vessels	—	(38,976)	(38,976)
Income (loss) from vessel operations	174,600	(21,419)	153,181
Equity income	62,307	—	62,307
Investment in and advances to equity accounted joint ventures	1,037,726	—	1,037,726
Total assets at December 31, 2016	3,957,088	193,553	4,150,641
Expenditures for vessels and equipment	(344,924)	(63)	(344,987)
Expenditures for dry docking	(13,944)	—	(13,944)

	Year Ended December 31, 2015
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	305,056	92,935	397,991
Voyage recoveries (expenses)	203	(1,349)	(1,146)
Vessel operating expenses	(63,344)	(30,757)	(94,101)
Depreciation and amortization	(71,323)	(20,930)	(92,253)
General and administrative expenses(i)	(19,392)	(5,726)	(25,118)
Restructuring charges	—	(4,001)	(4,001)
Income from vessel operations	151,200	30,172	181,372
Equity income	84,171	—	84,171
Investment in and advances to equity accounted joint ventures	883,731	—	883,731
Total assets at December 31, 2015	3,550,396	360,527	3,910,923
Expenditures for vessels and equipment	(191,642)	(327)	(191,969)
Expenditures for dry docking	(8,659)	(1,698)	(10,357)

	Year Ended December 31, 2014
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	307,426	95,502	402,928
Voyage expenses	(1,768)	(1,553)	(3,321)
Vessel operating expenses	(59,087)	(36,721)	(95,808)
Depreciation and amortization	(71,711)	(22,416)	(94,127)
General and administrative expenses(i)	(17,992)	(5,868)	(23,860)
Restructuring charges	—	(1,989)	(1,989)
Income from vessel operations	156,868	26,955	183,823
Equity income	115,478	—	115,478
Expenditures for vessels and equipment	(193,669)	(586)	(194,255)
Expenditures for dry docking	(8,127)	(5,344)	(13,471)

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets
A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31 2016 $	December 31 2015 $
Total assets of the liquefied gas segment	3,957,088	3,550,396
Total assets of the conventional tanker segment	193,553	360,527
Unallocated:
Cash and cash equivalents	126,146	102,481
Accounts receivable and prepaid expenses	28,948	26,550
Advances to affiliates	9,739	13,026
Consolidated total assets	4,315,474	4,052,980